Note C - Securities - Securities Available-for-sale (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Securities available for sale, amortized cost	$ 102,455	$ 97,991
Securities available for sale, gross unrealized gains	300	495
Securities available for sale, gross unrealized losses	(1,630)	(1,996)
Securities available for sale	101,125	96,490
US Government-sponsored Enterprises Debt Securities [Member]
Securities available for sale, amortized cost	13,622	10,624
Securities available for sale, gross unrealized gains
Securities available for sale, gross unrealized losses	(149)	(80)
Securities available for sale	13,473	10,544
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Securities available for sale, amortized cost	88,833	87,367
Securities available for sale, gross unrealized gains	300	495
Securities available for sale, gross unrealized losses	(1,481)	(1,916)
Securities available for sale	$ 87,652	$ 85,946